Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	Equity
Share capital
As at 31 December 2025, the Company has issued and fully paid 449,086,551 Shares
(31 December 2024: 460,947,057 Shares and 31 December 2023: 459,200,818 Shares)
with a nominal value of €0.01 per share. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2023	457	5
Issuances of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2023	459	5
Issuance of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2024	461	5
Issuance of Shares	1	—
Cancellation of Shares	(13)	—
As at 31 December 2025	449	5
In 2025, the overall number of Shares decreased due to the cancellation of 12,718,173
Shares as part of the share buyback programme, partially offset by the issuance of 857,667
Shares in connection with the exercise of share-based payment awards. The number of
Shares increased in 2024 and 2023 following the issuance of 1,746,239 and 2,094,365
Shares, respectively, upon the exercise of share-based payment awards.
Share premium
The share premium account increased by cash received for the exercise of options by €1 million in 2025, €31 million in 2024 and €42 million in 2023.
Share buyback programme
In February 2025, the Group launched a share buyback programme of up to €1 billion to be completed over a 12-month period. All Shares repurchased under the programme were subject to cancellation. As at 31 December 2025, 12,718,173 Shares were repurchased and cancelled. The total consideration paid for the repurchase of Shares during the year ended 31 December 2025, including transaction costs, approximated €1,006 million and was recognised as a deduction from retained earnings. The 2025 share buyback programme was completed as at 31 December 2025.
No Shares were repurchased during the year ended 31 December 2024.
Treasury shares
In December 2024, Coca-Cola Europacific Partners plc Employee Benefit Trust (the Trust)
was established for the purpose of facilitating the acquisition and distribution of CCEP
Shares for the benefit of satisfying the Group’s share-based payments obligations under its existing and future share-based compensation plans. The Trust’s operations are included in the Group’s consolidated financial statements.
CCEP Shares acquired in the market and held by the Trust are classified as treasury shares for accounting purposes. The book value of shares held is deducted from retained earnings. As at 31 December 2025, the total consideration of the Shares acquired by the
Trust of €33 million (31 December 2024: €7 million), including directly attributable costs, was deducted from retained earnings. As at 31 December 2025, the Trust held 440,588
Shares (31 December 2024: 92,564 and 31 December 2023: nil) classified as treasury shares for accounting purposes. The Shares held by the Trust are excluded from the calculation of earnings per share (see Note 5).
Dividends are waived on all Shares held with this classification by the Trust.
Merger reserves
The consideration transferred in relation to previous business acquisitions (CCIP and
CCEG) qualified for merger relief under the Companies Act. As such, the excess consideration transferred over nominal value of €287 million was required to be excluded from the share premium account and recorded to merger reserves.
Other reserves
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Cash flow hedge reserve	(21)	32	31
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(1,678)	(1,059)	(974)
Reserve related to the acquisition of non- controlling interests	(79)	(79)	(79)
Other reserves(A)	(4)	(3)	2
Total other reserves	(1,585)	(912)	(823)
(A)Other reserves relate to cost of hedging which represents forward point on spot designations, time value of options and currency basis.
Movements, including the tax effects, in these accounts through to 31 December 2025 are included in the consolidated statement of comprehensive income or directly within the consolidated statement of changes in equity.
Dividends
Dividends are recognised on the date that the shareholder’s right to receive payment is established. In respect of interim dividends, this is generally the date when the dividend is paid.

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
First half dividend(A)	363	340	308
Second half dividend(B)	560	567	533
Total dividend on ordinary shares paid	923	907	841
(A)Dividend of €0.79 per Share was paid in first half of 2025. Dividend of €0.74 per Share was paid in first half of 2024. Dividend of €0.67 per Share was paid in first half of 2023.
(B)Dividend of €1.25 per Share was paid in second half of 2025. Dividend of €1.23 per Share was paid in second half of 2024. Dividend of €1.17 per Share was paid in second half of 2023.
Additionally, dividends attributable to restricted stock units and performance share units that are unvested at the period end date are accrued accordingly. During 2025, an incremental dividend accrual of €3 million has been recognised (2024: €4 million;
2023: €3 million). During 2025, the Group paid €4 million (2024: €3 million; 2023: €2 million)
of dividends related to vested within the period restricted stock units and performance share units.
Non-controlling interests
As at 31 December 2025, 31 December 2024 and 31 December 2023, equity attributable to non-controlling interests was €468 million, €496 million and nil, respectively.
CCEP Aboitiz Beverages Philippines, Inc. (CABPI) is the only subsidiary of the Group which has a material non-controlling interest. The following table summarises the financial information in relation to CABPI, prior to intragroup eliminations:

CABPI	Year ended 31 December
	2025	2024
	€ million	€ million
NCI percentage	40%	40%
Non-current assets	1,859	2,007
Current assets	430	464
Non-current liabilities	(526)	(621)
Current liabilities	(592)	(614)
Net assets	1,171	1,236
Net assets attributable to non-controlling interest	468	494
Revenue	1,890	1,652
Profit after taxes	93	64
Other comprehensive income	(162)	1
Comprehensive income for the period	(69)	65
Comprehensive (loss)/ income attributable to non- controlling interest	(28)	26
Net cash flows from operating activities	210	204
Net cash flows used in investing activities	(184)	(1,694)
Net cash flows from financing activities (dividends to NCI: nil)	(40)	1,521
Net increase in cash and cash equivalents	(14)	31